UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Growth Opportunities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 957.00	$ 3.40
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 956.10	$ 3.88
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 955.60	$ 4.65
Hypothetical A	$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class
Actual	$ 1,000.00	$ 956.10	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.96%
Investor Class	.85%

Semiannual Report

VIP Growth Opportunities Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	12.7	8.4
eBay, Inc.	8.5	5.8
UnitedHealth Group, Inc.	5.2	4.8
Yahoo!, Inc.	4.6	5.4
First Data Corp.	2.7	1.3
Apple Computer, Inc.	2.3	1.1
Cognizant Technology Solutions Corp. Class A	2.3	0.0
Legg Mason, Inc.	2.2	0.1
Genentech, Inc.	2.2	0.5
The Walt Disney Co.	2.1	1.0
	44.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	43.7	30.0
Health Care	17.1	12.7
Consumer Discretionary	12.9	26.0
Financials	10.2	8.8
Energy	5.0	10.1
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 95.9%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	9.3%	**Foreign investments	9.3%

Semiannual Report

VIP Growth Opportunities Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.2%
Renault SA	9,300	$ 999,311
Distributors - 0.1%
Keystone Automotive Industries, Inc. (a)	15,500	654,410
Hotels, Restaurants & Leisure - 3.8%
Las Vegas Sands Corp. (a)	139,100	10,830,326
Life Time Fitness, Inc. (a)	14,700	680,169
MGM MIRAGE (a)	2,300	93,840
Starwood Hotels & Resorts Worldwide, Inc.	6,500	392,210
Wynn Resorts Ltd. (a)(d)	119,600	8,766,680
		20,763,225
Household Durables - 0.2%
Garmin Ltd.	1,600	168,704
Whirlpool Corp.	11,600	958,740
		1,127,444
Internet & Catalog Retail - 0.6%
Coldwater Creek, Inc. (a)	15,500	414,780
NutriSystem, Inc. (a)(d)	38,700	2,404,431
Submarino SA	2,900	58,244
VistaPrint Ltd.	16,000	427,840
		3,305,295
Media - 3.4%
News Corp. Class B	54,300	1,095,774
Omnicom Group, Inc.	5,100	454,359
The Walt Disney Co.	387,300	11,619,000
Univision Communications, Inc. Class A (a)(d)	168,400	5,641,400
		18,810,533
Multiline Retail - 0.3%
Sears Holdings Corp. (a)	12,000	1,858,080
Specialty Retail - 4.1%
Best Buy Co., Inc.	36,400	1,996,176
Chico's FAS, Inc. (a)	288,000	7,770,240
Circuit City Stores, Inc.	170,500	4,641,010
Gamestop Corp. Class B (a)	21,600	739,800
Guitar Center, Inc. (a)	7,700	342,419
Home Depot, Inc.	31,600	1,130,964
J. Crew Group, Inc.	1,300	35,685
Lowe's Companies, Inc.	3,400	206,278
Staples, Inc.	30,900	751,488
Urban Outfitters, Inc. (a)	23,200	405,768
Zumiez, Inc. (a)	110,746	4,160,727
		22,180,555

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	28,000	$ 837,200
Under Armour, Inc. Class A (sub. vtg.)	600	25,572
		862,772
TOTAL CONSUMER DISCRETIONARY		70,561,625
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Whole Foods Market, Inc.	766	49,514
ENERGY - 5.0%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	21,100	1,727,035
BJ Services Co.	54,200	2,019,492
GlobalSantaFe Corp.	28,000	1,617,000
Grant Prideco, Inc. (a)	14,200	635,450
Halliburton Co.	50,900	3,777,289
National Oilwell Varco, Inc. (a)	28,900	1,829,948
Noble Corp.	15,500	1,153,510
Schlumberger Ltd. (NY Shares)	47,100	3,066,681
Transocean, Inc. (a)	33,500	2,690,720
		18,517,125
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp.	24,200	1,484,670
Massey Energy Co.	15,500	558,000
Peabody Energy Corp.	64,901	3,618,231
Ultra Petroleum Corp. (a)	23,200	1,375,064
Valero Energy Corp.	25,700	1,709,564
		8,745,529
TOTAL ENERGY		27,262,654
FINANCIALS - 10.2%
Capital Markets - 4.9%
E*TRADE Financial Corp. (a)	114,600	2,615,172
Goldman Sachs Group, Inc.	2,600	391,118
Lazard Ltd. Class A	49,200	1,987,680
Legg Mason, Inc.	123,200	12,260,864
Merrill Lynch & Co., Inc.	63,100	4,389,236
optionsXpress Holdings, Inc.	96,800	2,256,408
TD Ameritrade Holding Corp.	201,710	2,987,325
		26,887,803
Commercial Banks - 0.5%
ICICI Bank Ltd. sponsored ADR	54,300	1,284,195
Mizuho Financial Group, Inc.	38	321,800
Standard Chartered PLC (United Kingdom)	35,534	867,529
Sumitomo Mitsui Financial Group, Inc.	30	317,238
		2,790,762
Diversified Financial Services - 4.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	4,300	2,111,945
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc.	80,050	$ 4,638,097
Moody's Corp.	164,300	8,947,778
NETeller PLC (a)	263,148	2,900,764
The NASDAQ Stock Market, Inc. (a)	171,335	5,122,917
		23,721,501
Insurance - 0.4%
ACE Ltd.	37,230	1,883,466
Aspen Insurance Holdings Ltd.	2,400	55,896
Montpelier Re Holdings Ltd.	1,500	25,935
		1,965,297
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.	15,500	590,240
TOTAL FINANCIALS		55,955,603
HEALTH CARE - 17.1%
Biotechnology - 4.8%
Amgen, Inc. (a)	47,500	3,098,425
Celgene Corp. (a)	161,900	7,678,917
Genentech, Inc. (a)	144,700	11,836,460
Gilead Sciences, Inc. (a)	46,500	2,750,940
Vertex Pharmaceuticals, Inc. (a)	15,500	569,005
		25,933,747
Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc. (a)	31,000	1,571,700
Alcon, Inc.	35,000	3,449,250
Boston Scientific Corp. (a)	27,100	456,364
C.R. Bard, Inc.	22,700	1,663,002
Intuitive Surgical, Inc. (a)	37,841	4,464,103
Inverness Medical Innovations, Inc. (a)	14,600	412,158
		12,016,577
Health Care Providers & Services - 7.0%
Humana, Inc. (a)	35,500	1,906,350
Nighthawk Radiology Holdings, Inc.	66,900	1,200,186
Omnicare, Inc.	116,400	5,519,688
UnitedHealth Group, Inc.	632,705	28,332,530
WellPoint, Inc. (a)	21,100	1,535,447
		38,494,201
Health Care Technology - 0.0%
WebMD Health Corp. Class A	4,400	208,120
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	61,900	622,095
Pharmaceuticals - 3.0%
Allergan, Inc.	106,400	11,412,464

	Shares	Value (Note 1)
Roche Holding AG (participation certificate)	12,452	$ 2,058,527
Sepracor, Inc. (a)	54,400	3,108,416
		16,579,407
TOTAL HEALTH CARE		93,854,147
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Honeywell International, Inc.	17,100	689,130
Airlines - 0.6%
AirTran Holdings, Inc. (a)	46,800	695,448
AMR Corp. (a)	62,100	1,578,582
Republic Airways Holdings, Inc. (a)	23,332	397,111
Ryanair Holdings PLC sponsored ADR (a)	6,300	332,136
		3,003,277
Construction & Engineering - 1.6%
Fluor Corp.	88,800	8,252,184
Foster Wheeler Ltd. (a)	15,500	669,600
		8,921,784
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	42,600	552,096
Energy Conversion Devices, Inc. (a)	31,000	1,129,330
Rockwell Automation, Inc.	7,100	511,271
		2,192,697
Industrial Conglomerates - 0.8%
General Electric Co.	134,750	4,441,360
Machinery - 0.1%
Joy Global, Inc.	4,900	255,241
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	25,600	2,028,800
Norfolk Southern Corp.	14,700	782,334
		2,811,134
TOTAL INDUSTRIALS		22,314,623
INFORMATION TECHNOLOGY - 43.7%
Communications Equipment - 5.9%
ADC Telecommunications, Inc. (a)	23,200	391,152
Cisco Systems, Inc. (a)	46,500	908,145
Corning, Inc. (a)	15,500	374,945
F5 Networks, Inc. (a)	29,700	1,588,356
JDS Uniphase Corp. (a)	77,500	196,075
Juniper Networks, Inc. (a)	31,350	501,287
Motorola, Inc.	187,480	3,777,722
Nokia Corp. sponsored ADR	94,900	1,922,674
Nortel Networks Corp. (a)	231,800	518,488
QUALCOMM, Inc.	271,700	10,887,019
Redback Networks, Inc. (a)	15,500	284,270
Research In Motion Ltd. (a)	156,670	10,915,199
Tellabs, Inc. (a)	15,500	206,305
		32,471,637
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	215,500	$ 12,309,360
Network Appliance, Inc. (a)	64,900	2,290,970
Rackable Systems, Inc.	15,600	616,044
		15,216,374
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	500	14,010
Internet Software & Services - 26.0%
aQuantive, Inc. (a)	14,600	369,818
eBay, Inc. (a)(d)	1,598,200	46,811,278
Google, Inc. Class A (sub. vtg.) (a)	165,900	69,566,846
NHN Corp. (a)	1,544	537,072
Yahoo! Japan Corp.	234	123,927
Yahoo!, Inc. (a)	756,100	24,951,300
		142,360,241
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	181,800	12,247,866
First Data Corp.	321,600	14,484,864
Infosys Technologies Ltd. sponsored ADR	36,500	2,788,965
Paychex, Inc.	46,400	1,808,672
Satyam Computer Services Ltd. sponsored ADR	38,700	1,282,518
SRA International, Inc. Class A (a)	27,400	729,662
		33,342,547
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A (a)	131,750	3,959,088
Freescale Semiconductor, Inc. Class B (a)	36,186	1,063,868
Linear Technology Corp.	19,300	646,357
Marvell Technology Group Ltd. (a)	115,900	5,137,847
National Semiconductor Corp.	38,300	913,455
Texas Instruments, Inc.	10,100	305,929
		12,026,544
Software - 0.7%
Activision, Inc. (a)	103,166	1,174,029
Ansys, Inc. (a)	13,200	631,224
Autodesk, Inc. (a)	9,298	320,409
Electronic Arts, Inc. (a)	19,400	834,976
Opnet Technologies, Inc. (a)	15,500	200,880
Salesforce.com, Inc. (a)	17,800	474,548
		3,636,066
TOTAL INFORMATION TECHNOLOGY		239,067,419
MATERIALS - 0.8%
Chemicals - 0.2%
Monsanto Co.	900	75,771
Praxair, Inc.	19,200	1,036,800
		1,112,571

	Shares	Value (Note 1)
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	8,000	$ 553,920
Mittal Steel Co. NV Class A (NY Shares)	62,000	1,891,620
Phelps Dodge Corp.	11,600	953,056
		3,398,596
TOTAL MATERIALS		4,511,167
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	15,500	432,295
Level 3 Communications, Inc. (a)	62,100	275,724
NeuStar, Inc. Class A	14,600	492,750
Vonage Holdings Corp.	38,700	332,433
		1,533,202
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	30,900	961,608
Bharti Airtel Ltd. (a)	139,642	1,203,484
Crown Castle International Corp. (a)	10,800	373,032
SBA Communications Corp. Class A (a)	14,400	376,416
Sprint Nextel Corp.	323,256	6,461,887
		9,376,427
TOTAL TELECOMMUNICATION SERVICES		10,909,629
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	8,400	477,372
TOTAL COMMON STOCKS (Cost $474,562,831)		524,963,753
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 5.11% (b)	25,303,435	25,303,435
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	33,467,750	33,467,750
TOTAL MONEY MARKET FUNDS (Cost $58,771,185)		58,771,185
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $533,334,016)		583,734,938
NET OTHER ASSETS - (6.7)%		(36,518,536)
NET ASSETS - 100%		$ 547,216,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 186,185
Fidelity Securities Lending Cash Central Fund	120,889
Total	$ 307,074
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $190,130,062 of which $74,515,185 and $115,614,877 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,703,210) - See accompanying schedule: Unaffiliated issuers (cost $474,562,831)	$ 524,963,753
Affiliated Central Funds (cost $58,771,185)	58,771,185
Total Investments (cost $533,334,016)		$ 583,734,938
Receivable for investments sold		2,446,530
Receivable for fund shares sold		689,590
Dividends receivable		142,666
Interest receivable		88,097
Prepaid expenses		1,337
Other receivables		11,094
Total assets		587,114,252

Liabilities
Payable for investments purchased	$ 5,406,043
Payable for fund shares redeemed	631,677
Accrued management fee	253,521
Distribution fees payable	24,575
Other affiliated payables	48,877
Other payables and accrued expenses	65,407
Collateral on securities loaned, at value	33,467,750
Total liabilities		39,897,850

Net Assets		$ 547,216,402
Net Assets consist of:
Paid in capital		$ 631,341,596
Undistributed net investment income		19,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,535,053)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,389,975
Net Assets		$ 547,216,402

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($322,468,342 ÷ 19,565,120 shares)	$ 16.48

Service Class: Net Asset Value, offering price and redemption price per share ($165,020,470 ÷ 10,017,395 shares)	$ 16.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($54,641,450 ÷ 3,334,165 shares)	$ 16.39

Investor Class: Net Asset Value, offering price and redemption price per share ($5,086,140 ÷ 309,183 shares)	$ 16.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Opportunities Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,998,887
Interest		1,383
Income from affiliated Central Funds (including $120,889 from security lending)		307,074
Total income		2,307,344

Expenses
Management fee	$ 1,758,264
Transfer agent fees	219,218
Distribution fees	167,407
Accounting and security lending fees	124,472
Independent trustees' compensation	1,232
Custodian fees and expenses	21,745
Audit	25,466
Legal	4,538
Miscellaneous	25,284
Total expenses before reductions	2,347,626
Expense reductions	(256,207)	2,091,419
Net investment income (loss)		215,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,984,341
Foreign currency transactions	(18,004)
Futures contracts	284,191
Total net realized gain (loss)		56,250,528
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $11,355)	(81,004,085)
Assets and liabilities in foreign currencies	465
Total change in net unrealized appreciation (depreciation)		(81,003,620)
Net gain (loss)		(24,753,092)
Net increase (decrease) in net assets resulting from operations		$ (24,537,167)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,925	$ 4,000,392
Net realized gain (loss)	56,250,528	76,618,950
Change in net unrealized appreciation (depreciation)	(81,003,620)	(25,503,316)
Net increase (decrease) in net assets resulting from operations	(24,537,167)	55,116,026
Distributions to shareholders from net investment income	(4,129,406)	(6,184,820)
Share transactions - net increase (decrease)	(90,317,398)	(116,534,058)
Total increase (decrease) in net assets	(118,983,971)	(67,602,852)

Net Assets
Beginning of period	666,200,373	733,803,225
End of period (including undistributed net investment income of $19,884 and undistributed net investment income of $3,933,365, respectively)	$ 547,216,402	$ 666,200,373

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Income from Investment Operations
Net investment income (loss) E	.01	.10	.14 F	.08	.09	.12
Net realized and unrealized gain (loss)	(.75)	1.32	.94	3.38	(3.37)	(2.67)
Total from investment operations	(.74)	1.42	1.08	3.46	(3.28)	(2.55)
Distributions from net investment income	(.12)	(.15)	(.08)	(.10)	(.14)	(.06)
Net asset value, end of period	$ 16.48	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Total Return B, C, D	(4.30)%	8.89%	7.19%	29.87%	(21.84)%	(14.42)%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.70%	.72%	.72%	.70%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.72%	.72%	.70%	.69%
Expenses net of all reductions	.62% A	.65%	.70%	.70%	.66%	.67%
Net investment income (loss)	.13% A	.65%	.91%	.64%	.68%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,468	$ 400,644	$ 459,975	$ 490,710	$ 403,476	$ 652,493
Portfolio turnover rate	146% A	123%	65%	62%	60%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71
Income from Investment Operations
Net investment income (loss) E	- H	.09	.12 F	.07	.08	.11
Net realized and unrealized gain (loss)	(.76)	1.32	.94	3.37	(3.37)	(2.67)
Total from investment operations	(.76)	1.41	1.06	3.44	(3.29)	(2.56)
Distributions from net investment income	(.10)	(.13)	(.07)	(.08)	(.12)	(.04)
Net asset value, end of period	$ 16.47	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11
Total Return B, C, D	(4.39)%	8.86%	7.06%	29.66%	(21.92)%	(14.49)%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.80%	.82%	.82%	.80%	.79%
Expenses net of fee waivers, if any	.80% A	.80%	.82%	.82%	.80%	.79%
Expenses net of all reductions	.72% A	.75%	.80%	.80%	.77%	.77%
Net investment income (loss)	.03% A	.54%	.81%	.54%	.58%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,020	$ 200,798	$ 212,890	$ 224,660	$ 188,318	$ 278,446
Portfolio turnover rate	146% A	123%	65%	62%	60%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.10 F	.05	.05	.08
Net realized and unrealized gain (loss)	(.75)	1.32	.93	3.35	(3.34)	(2.66)
Total from investment operations	(.76)	1.38	1.03	3.40	(3.29)	(2.58)
Distributions from net investment income	(.08)	(.11)	(.05)	(.06)	(.11)	(.06)
Net asset value, end of period	$ 16.39	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04
Total Return B, C, D	(4.44)%	8.68%	6.89%	29.40%	(22.01)%	(14.64)%
Ratios to Average Net Assets G
Expenses before reductions	.96% A	.96%	.98%	.99%	.97%	.95%
Expenses net of fee waivers, if any	.96% A	.96%	.98%	.99%	.97%	.95%
Expenses net of all reductions	.88% A	.92%	.96%	.96%	.94%	.93%
Net investment income (loss)	(.14)% A	.38%	.65%	.37%	.41%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,641	$ 60,406	$ 60,938	$ 60,129	$ 41,486	$ 44,643
Portfolio turnover rate	146% A	123%	65%	62%	60%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	- H	.02
Net realized and unrealized gain (loss)	(.76)	1.11
Total from investment operations	(.76)	1.13
Distributions from net investment income	(.12)	-
Net asset value, end of period	$ 16.45	$ 17.33
Total Return B, C, D	(4.39)%	6.98%
Ratios to Average Net Assets G
Expenses before reductions	.85% A	.87% A
Expenses net of fee waivers, if any	.85% A	.87% A
Expenses net of all reductions	.77% A	.83% A
Net investment income (loss)	(.02)% A	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,086	$ 4,353
Portfolio turnover rate	146% A	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31,2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III, (the trust) (referred to in this report as VIP Growth Opportunities Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,473,330
Unrealized depreciation	(34,032,860)
Net unrealized appreciation (depreciation)	$ 48,440,470
Cost for federal income tax purposes	$ 535,294,468

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $447,442,588 and $558,692,896, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

VIP Growth Opportunities Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 94,228
Service Class 2	73,179
$ 167,407

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 125,796
Service Class	64,588
Service Class 2	23,750
Investor Class	5,084
$ 219,218

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,118 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $992 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $256,207 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 40% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 2,655,348	$ 4,113,187
Service Class	1,170,776	1,676,409
Service Class 2	271,802	395,224
Investor Class	31,480	-
Total	$ 4,129,406	$ 6,184,820

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	332,844	2,043,068	$ 5,787,969	$ 32,630,211
Reinvestment of distributions	156,105	259,671	2,655,348	4,113,187
Shares redeemed	(4,026,781)	(7,829,217)	(69,262,938)	(126,275,246)
Net increase (decrease)	(3,537,832)	(5,526,478)	$ (60,819,621)	$ (89,531,848)
Service Class
Shares sold	998,917	1,133,176	$ 17,163,338	$ 18,609,478
Reinvestment of distributions	68,829	105,834	1,170,776	1,676,409
Shares redeemed	(2,640,133)	(2,911,194)	(45,841,650)	(46,797,036)
Net increase (decrease)	(1,572,387)	(1,672,184)	$ (27,507,536)	$ (26,511,149)
Service Class 2
Shares sold	502,311	586,782	$ 8,658,701	$ 9,623,165
Reinvestment of distributions	16,054	25,062	271,802	395,224
Shares redeemed	(691,028)	(922,792)	(11,885,439)	(14,688,498)
Net increase (decrease)	(172,663)	(310,948)	$ (2,954,936)	$ (4,670,109)
Investor Class
Shares sold	146,414	260,971	$ 2,476,016	$ 4,346,383
Reinvestment of distributions	1,853	-	31,480	-
Shares redeemed	(90,308)	(9,747)	(1,542,801)	(167,335)
Net increase (decrease)	57,959	251,224	$ 964,695	$ 4,179,048

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Growth Opportunities Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Opportunities Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Growth Opportunities Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-SANN-0806
1.705699.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Growth Opportunities Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Growth Opportunities Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006